As filed with the Securities and Exchange Commission on February 4, 2016

1933 Act Registration No. 333-132400

1940 Act Registration No. 811-21866

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 68	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 71	☒

HIGHLAND FUNDS I

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-972-628-4100

(Name and Address of Agent for Service)

Copies to:

Mr. Brian Mitts	Brian McCabe
c/o Highland Capital Management Fund Advisors, L.P.	Ropes & Gray LLP
200 Crescent Court, Suite 700	Prudential Tower
Dallas, Texas 75201	800 Boylston Street
Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 4, 2016, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE:  This Post-Effective Amendment No. 68 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate March 4, 2016, as the new effective date for Post-Effective Amendment No. 55 filed pursuant to Rule 485(b) under the Securities Act on May 28, 2015. Post-Effective Amendment No. 55 was initially scheduled to become effective on June 26, 2015 and has been the subject of multiple delaying amendments, most recently Post-Effective Amendment No. 67 filed pursuant to Rule 485(b) under the Securities Act on January 7, 2015. This Post-Effective Amendment No. 68 is intended to amend and supersede Post-Effective Amendment No. 67 and all other prior delaying amendments. This Post-Effective Amendment No. 68, however, is not intended to amend or supersede any information contained in Post-Effective Amendment No. 55.

Post-Effective Amendment No. 55 relates solely to Highland Equity Hedge Fundamental Growth ETF, Highland Equity Hedge Technology ETF, Highland Equity Hedge Healthcare ETF, Highland Event-Driven Activist ETF, Highland Event-Driven Credit Arbitrage ETF, Highland Event-Driven Merger Arbitrage ETF, Highland Macro Discretionary Thematic ETF, Highland HFR Macro ETF, Highland Relative Value Fixed-Income Convertible Arbitrage ETF, Highland Relative Value Fixed-Income Corporate ETF, Highland Relative Value Fixed-Income Sovereign ETF, Highland Relative Value Volatility ETF, and Highland HFR Relative Value ETF, series of Highland Funds I (the “Trust”). This Amendment No. 68 does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

HIGHLAND FUNDS I

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A of Highland Funds I (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on May 28, 2015 (“Amendment No. 55/58”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 55/58 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 28, 2015.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 55/58 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 28, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant, Highland Funds I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 68 under the Securities Act and Amendment No. 71 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Dallas, State of Texas, on the 4th day of February, 2016.

Highland Funds I

By:	/s/ Brian Mitts
Brian Mitts
Title:	Secretary, Principal Financial Officer and Principal Accounting Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of Highland Funds I has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Ethan Powell*	Trustee	February 4, 2016
Ethan Powell

/s/ Timothy K. Hui*	Trustee	February 4, 2016
Timothy K. Hui

/s/ Dr. Bob Froehlich*	Trustee	February 4, 2016
Dr. Bob Froehlich

/s/ John Honis*	Trustee	February 4, 2016
John Honis

/s/ Bryan A. Ward*	Trustee	February 4, 2016
Bryan A. Ward

/s/ Brian Mitts	Secretary, Principal Financial Officer and Principal Accounting Officer	February 4, 2016
Brian Mitts

By:	/s/ Brian Mitts
Brian Mitts Attorney in Fact

February 4, 2016

*	Pursuant to Power of Attorney filed herewith.

HIGHLAND FUNDS I

HIGHLAND FUNDS II

POWER OF ATTORNEY

Highland Funds I and Highland Funds II (collectively, the “Trusts”) and the undersigned Secretary, Principal Accounting Officer and Principal Financial Officer constitutes and appoints each of J. Bradley Ross, Dustin Norris and Frank Waterhouse (with full power to each of them to act alone) his true and lawful attorney-in-fact and agent, for him and on his behalf and in his place and stead in any and all the capacities to make, execute and sign on behalf of any series of a Trust the registration statement of the Trust and any and all amendments and supplements to the registration statement on Forms N-1A and N-14 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended; and to file any of the foregoing and any and all exhibits and other documents requisite in connection therewith with the U.S. Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the Trusts, granting unto said attorneys and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as to the undersigned officers themselves might or could do.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

IN WITNESS WHEREOF, each Trust has caused this Power of Attorney to be executed in its name by its President and Principal Executive Officer and Assistant Treasurer and attested by its Treasurer, and the undersigned Secretary, Principal Accounting Officer and Principal Financial Officer has hereunto set his hand this 4th day of February 2016.

/s/ J. Bradley Ross	/s/ Dustin Norris
J. Bradley Ross	Dustin Norris
President and Principal Executive Officer	Assistant Treasurer

ATTEST

/s/ Frank Waterhouse
Frank Waterhouse
Treasurer

SECRETARY, PRINCIPAL ACCOUNTING OFFICER AND PRINCIPAL FINANCIAL OFFICER:

/s/ Brian Mitts
Brian Mitts

HIGHLAND FUNDS I

HIGHLAND FUNDS II

POWER OF ATTORNEY

Highland Funds I and Highland Funds II (collectively, the “Trusts”) and the undersigned Trustee constitutes and appoints each of J. Bradley Ross, Brian Mitts and Frank Waterhouse (with full power to each of them to act alone) his true and lawful attorney-in-fact and agent, for him and on his behalf and in his place and stead in any and all the capacities to make, execute and sign on behalf of any series of a Trust the registration statement of the Trust and any and all amendments and supplements to the registration statement on Forms N-1A and N-14 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended; and to file any of the foregoing and any and all exhibits and other documents requisite in connection therewith with the U.S. Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the Trusts, granting unto said attorneys and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as to the undersigned officers and Trustee themselves might or could do.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

IN WITNESS WHEREOF, each Trust has caused this Power of Attorney to be executed in its name by its President and Principal Executive Officer, Secretary, Principal Accounting Officer and Principal Financial Officer and attested by its Treasurer, and the undersigned Trustee has hereunto set his hand this 28th day of January 2016.

/s/ J. Bradley Ross	/s/ Brian Mitts
J. Bradley Ross	Brian Mitts
President and Principal Executive Officer	Secretary, Principal Accounting Officer
and Principal Financial Officer

ATTEST

/s/ Frank Waterhouse
Frank Waterhouse
Treasurer

TRUSTEE:

/s/ John Honis
John Honis

HIGHLAND FUNDS I

HIGHLAND FUNDS II

POWER OF ATTORNEY

Highland Funds I and Highland Funds II (collectively, the “Trusts”) and the undersigned Trustee constitutes and appoints each of J. Bradley Ross, Brian Mitts and Frank Waterhouse (with full power to each of them to act alone) his true and lawful attorney-in-fact and agent, for him and on his behalf and in his place and stead in any and all the capacities to make, execute and sign on behalf of any series of a Trust the registration statement of the Trust and any and all amendments and supplements to the registration statement on Forms N-1A and N-14 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended; and to file any of the foregoing and any and all exhibits and other documents requisite in connection therewith with the U.S. Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the Trusts, granting unto said attorneys and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as to the undersigned officers and Trustee themselves might or could do.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

IN WITNESS WHEREOF, each Trust has caused this Power of Attorney to be executed in its name by its President and Principal Executive Officer, Secretary, Principal Accounting Officer and Principal Financial Officer and attested by its Treasurer, and the undersigned Trustee has hereunto set his hand this 28th day of January 2016.

/s/ J. Bradley Ross	/s/ Brian Mitts
J. Bradley Ross	Brian Mitts
President and Principal Executive Officer	Secretary, Principal Accounting Officer
and Principal Financial Officer

ATTEST

/s/ Frank Waterhouse
Frank Waterhouse
Treasurer

TRUSTEE:

/s/ Bryan A. Ward
Bryan A. Ward

HIGHLAND FUNDS I

HIGHLAND FUNDS II

POWER OF ATTORNEY

Highland Funds I and Highland Funds II (collectively, the “Trusts”) and the undersigned Trustee constitutes and appoints each of J. Bradley Ross, Brian Mitts and Frank Waterhouse (with full power to each of them to act alone) his true and lawful attorney-in-fact and agent, for him and on his behalf and in his place and stead in any and all the capacities to make, execute and sign on behalf of any series of a Trust the registration statement of the Trust and any and all amendments and supplements to the registration statement on Forms N-1A and N-14 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended; and to file any of the foregoing and any and all exhibits and other documents requisite in connection therewith with the U.S. Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the Trusts, granting unto said attorneys and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as to the undersigned officers and Trustee themselves might or could do.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

IN WITNESS WHEREOF, each Trust has caused this Power of Attorney to be executed in its name by its President and Principal Executive Officer, Secretary, Principal Accounting Officer and Principal Financial Officer and attested by its Treasurer, and the undersigned Trustee has hereunto set his hand this 28th day of January 2016.

/s/ J. Bradley Ross	/s/ Brian Mitts
J. Bradley Ross	Brian Mitts
President and Principal Executive Officer	Secretary, Principal Accounting Officer
and Principal Financial Officer

ATTEST

/s/ Frank Waterhouse
Frank Waterhouse
Treasurer

TRUSTEE:

/s/ Timothy K. Hui
Timothy K. Hui

HIGHLAND FUNDS I

HIGHLAND FUNDS II

POWER OF ATTORNEY

Highland Funds I and Highland Funds II (collectively, the “Trusts”) and the undersigned Trustee constitutes and appoints each of J. Bradley Ross, Brian Mitts and Frank Waterhouse (with full power to each of them to act alone) his true and lawful attorney-in-fact and agent, for him and on his behalf and in his place and stead in any and all the capacities to make, execute and sign on behalf of any series of a Trust the registration statement of the Trust and any and all amendments and supplements to the registration statement on Forms N-1A and N-14 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended; and to file any of the foregoing and any and all exhibits and other documents requisite in connection therewith with the U.S. Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the Trusts, granting unto said attorneys and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as to the undersigned officers and Trustee themselves might or could do.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

IN WITNESS WHEREOF, each Trust has caused this Power of Attorney to be executed in its name by its President and Principal Executive Officer, Secretary, Principal Accounting Officer and Principal Financial Officer and attested by its Treasurer, and the undersigned Trustee has hereunto set his hand this 28th day of January 2016.

/s/ J. Bradley Ross	/s/ Brian Mitts
J. Bradley Ross	Brian Mitts
President and Principal Executive Officer	Secretary, Principal Accounting Officer
and Principal Financial Officer

ATTEST

/s/ Frank Waterhouse
Frank Waterhouse
Treasurer

TRUSTEE:

/s/ Dr. Bob Froehlich
Dr. Bob Froehlich

HIGHLAND FUNDS I

HIGHLAND FUNDS II

POWER OF ATTORNEY

Highland Funds I and Highland Funds II (collectively, the “Trusts”) and the undersigned Trustee constitutes and appoints each of J. Bradley Ross, Brian Mitts and Frank Waterhouse (with full power to each of them to act alone) his true and lawful attorney-in-fact and agent, for him and on his behalf and in his place and stead in any and all the capacities to make, execute and sign on behalf of any series of a Trust the registration statement of the Trust and any and all amendments and supplements to the registration statement on Forms N-1A and N-14 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended; and to file any of the foregoing and any and all exhibits and other documents requisite in connection therewith with the U.S. Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the Trusts, granting unto said attorneys and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as to the undersigned officers and Trustee themselves might or could do.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

IN WITNESS WHEREOF, each Trust has caused this Power of Attorney to be executed in its name by its President and Principal Executive Officer, Secretary, Principal Accounting Officer and Principal Financial Officer and attested by its Treasurer, and the undersigned Trustee has hereunto set his hand this 28th day of January 2016.

/s/ J. Bradley Ross	/s/ Brian Mitts
J. Bradley Ross	Brian Mitts
President and Principal Executive Officer	Secretary, Principal Accounting Officer
and Principal Financial Officer

ATTEST

/s/ Frank Waterhouse
Frank Waterhouse
Treasurer

TRUSTEE:

/s/ Ethan Powell
Ethan Powell